UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Additional Paid in Capital	Contributed Surplus	Accumulated Other Comprehensive (loss) income	Accumulated Retained Earnings	Total before Non- Controlling Interest	Non-Controlling Interest
Beginning balance at Dec. 31, 2013	$ 1,804,137	$ 80,580	$ 656,018	$ 200,000	$ (6,757)	$ 874,296	$ 1,804,137
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(11,239)					(11,239)	(11,239)
Dividends	(72,513)					(72,513)	(72,513)
Exercise of share options	511	50	769			(308)	511
Grant of share options	241		241				241
Net proceeds from issuance of shares	660,947	12,650	648,297				660,947
Other comprehensive (loss) income	60,084				60,084		60,084
Ending balance at Jun. 30, 2014	2,442,168	93,280	1,305,325	200,000	53,327	790,236	2,442,168	$ 0
Beginning balance at Dec. 31, 2014	2,282,507	93,415	1,307,087	200,000	5,171	675,179	2,280,852	1,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	24,390					19,355	19,355	5,035
Dividends	(80,892)					(80,892)	(80,892)
Exercise of share options	23	8	15				23
Grant of share options	3,231		3,231				3,231
Forfeiture of share options	(188)		(188)				(188)
Cancellation of share options	787		787				787
Other comprehensive (loss) income	(24,418)				(24,418)		(24,418)
Ending balance at Jun. 30, 2015	$ 2,205,440	$ 93,423	$ 1,310,932	$ 200,000	$ (19,247)	$ 613,642	$ 2,198,750	$ 6,690